Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Notional amounts of the Company's outstanding foreign currency forward contracts by currency

Currency	Notional Amount
(in millions)
Canadian dollar	$211
U.S. dollar	58
British pound	35
Euro	30
Other	1

Total	$335

Fair values and the location of the Company's derivative instruments in the consolidated balance sheets

	Fair Values of Derivative Instruments(1)
	December 31, 2011				December 31, 2010
	Other Current Assets	Other Assets	Other Current Liabilities	Other Liabilities	Other Current Assets	Other Assets	Other Current Liabilities	Other Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$3	$5	$8	$—	$11	$8	$2	$—
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	1	1	1	—	2	1	3	—
Embedded derivative related to the CODES	—	—	—	—	—	—	—	—

Total derivative instruments	$4	$6	$9	$—	$13	$9	$5	$—

(1)	See Note 12 for a description of the fair value hierarchy related to the Company’s foreign currency forward contracts.